THE ADVISORS' INNER CIRCLE FUND


                        CLOVER CAPITAL EQUITY VALUE FUND

                        CLOVER CAPITAL FIXED INCOME FUND

                       CLOVER CAPITAL SMALL CAP VALUE FUND


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                              AS OF APRIL 30, 1997





                      THIS INFORMATION MUST BE PRECEDED OR
                     ACCOMPANIED BY A CURRENT PROSPECTUS FOR
                              EACH FUND DESCRIBED.

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                                        Market
                                                                        Value
CLOVER CAPITAL EQUITY VALUE FUND                            Shares      (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 82.6%
BROADCASTING, NEWSPAPERS & ADVERTISING -- 8.2%
   Comcast UK Cable Partners Ltd* ...................      309,000    $ 3,515
   Comcast, Special, Cl A ...........................      285,000      4,489
                                                                      -------
                                                                        8,004
                                                                      -------
COMMUNICATIONS EQUIPMENT -- 1.0%
   California Microwave* ............................       75,000        975
                                                                      -------
COMPUTERS & SERVICES -- 7.3%
   Marcam* ..........................................      342,400      4,023
   Sungard Data Systems* ............................       70,600      3,133
                                                                      -------
                                                                        7,156
                                                                      -------
ENTERTAINMENT -- 4.5%
   King World Productions* ..........................      120,000      4,380
                                                                      -------
FOOD, BEVERAGE & TOBACCO -- 3.7%
   RJR Nabisco ......................................       60,000      1,785
   United Biscuits Holdings ADR .....................      500,000      1,790
                                                                      -------
                                                                        3,575
                                                                      -------
MACHINERY -- 3.9%
   Pall .............................................      165,000      3,816
                                                                      -------
MEASURING DEVICES -- 1.9%
   Wheelabrator Technologies ........................      150,000      1,894
                                                                      -------
MEDICAL PRODUCTS & SERVICES -- 8.9%
   Medpartners* .....................................      414,850      7,571
   Patient Infosystems* .............................      185,000      1,110
                                                                      -------
                                                                        8,681
                                                                      -------
MISCELLANEOUS BUSINESS SERVICES -- 2.3%
   Advo* ............................................      186,400      2,260
                                                                      -------
PETROLEUM & FUEL PRODUCTS -- 2.3%
   Union Texas Petroleum ............................      120,000      2,265
                                                                      -------
PRINTING & PUBLISHING -- 1.3%
   American Greetings, Cl A .........................       40,000      1,280
                                                                      -------
REAL ESTATE INVESTMENT TRUSTS -- 5.4%
   Chateau Properties ...............................       72,940      1,906
   Manufactured Home Communities ....................       75,000      1,575
   Storage Trust Realty .............................       75,000      1,800
                                                                      -------
                                                                        5,281
                                                                      -------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                       Unaudited

                                                          Shares/Face  Market
                                                            Amount      Value
CLOVER CAPITAL EQUITY VALUE FUND                             (000)      (000)
--------------------------------------------------------------------------------
RETAIL -- 6.9%
   Cash America International .......................      191,000   $  1,695
   Department 56* ...................................       80,000      1,500
   Designs* .........................................      167,700        818
   Kroger* ..........................................      100,000      2,750
                                                                     --------
                                                                        6,763
                                                                     --------
RUBBER & PLASTIC -- 3.0%
   Hanna ............................................      140,000      2,922
                                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.9%
   Amphenol, Cl A* ..................................      170,000      4,314
   IEC Electronics* .................................       60,000        532
                                                                     --------
                                                                        4,846
                                                                     --------
TELEPHONES & TELECOMMUNICATION -- 8.2%
   COMSAT ...........................................       70,000      1,452
   Frontier .........................................      415,000      6,588
                                                                     --------
                                                                        8,040
                                                                     --------
WHOLESALE -- 8.9%
   Avnet ............................................       80,000      4,870
   Pioneer Standard Electronics .....................       55,000        674
   Wyle Electronics .................................       95,000      3,218
                                                                     --------
                                                                        8,762
                                                                     --------
TOTAL COMMON STOCK  (Cost $79,888) ..................                  80,900
                                                                     --------

CONVERTIBLE BOND -- 0.6%
   Meditrust, Convertible to 27.6396 Shares
        7.500%, 03/01/01 ............................      $   600        617
                                                                     --------
TOTAL CONVERTIBLE BOND  (Cost $591) .................                     617
                                                                     --------

CORPORATE OBLIGATIONS -- 3.5%
   Canandaigua Wine
        8.750%, 12/15/03 ............................        1,500      1,507
   Tenet Healthcare
        8.000%, 01/15/05 ............................        2,000      1,965
                                                                     --------
TOTAL CORPORATE OBLIGATIONS  (Cost $3,444) ..........                   3,472
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                             Face     Market
                                                            Amount     Value
CLOVER CAPITAL EQUITY VALUE FUND                             (000)     (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.9%
   Lehman Brothers, 4.92%, dated 04/30/97,
     matures 05/01/97, repurchase price
     $13,597,718 (collateralized by
     U.S. Treasury Bond, par value
     $11,007,686, 10.75%, matures
     08/15/05: market value $13,960,229) ................. $13,596    $13,596
                                                                     --------
TOTAL REPURCHASE AGREEMENT  (Cost $13,596) ...............             13,596
                                                                     --------
TOTAL INVESTMENTS-- 100.6%  (Cost $97,519) ...............             98,585
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- (0.6%) ...............               (573)
                                                                     --------

NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par
   value)based on 6,221,636 outstanding shares of
   beneficial interest ...................................             87,841
   Undistributed net investment income ...................                359
   Accumulated net realized gain on investmen ............              8,746
   Net unrealized appreciation on investments ............              1,066
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                             $98,012
                                                                     ========

   Net Asset Value, Offering and Redemption Price Per Share           $ 15.75
                                                                     ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS                             ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                              Face      Market
                                                             Amount      Value
CLOVER CAPITAL FIXED INCOME FUND                              (000)      (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS-- 50.3%
BEVERAGES-- 9.3%
   Anheuser Busch
        6.750%, 08/01/03 ............................       $  750   $    742
   Bass America
        6.750%, 08/01/99 ............................          450        451
   Canandiagua Wine
        8.750%, 12/15/03 ............................          850        854
                                                                     --------
                                                                        2,047
                                                                     --------
ENTERTAINMENT -- 4.9%
   Mattel
        6.750%, 05/15/00 ............................          350        349
   Walt Disney
        6.375%, 03/30/01 ............................          750        739
                                                                     --------
                                                                        1,088
                                                                     --------
FINANCE -- 4.2%
   General Motors Acceptance
        7.750%, 01/15/99 ............................          400        408
   Texaco Capital MTN
        7.420%, 07/15/02 ............................          500        512
                                                                     --------
                                                                          920
                                                                     --------
FOOD/MISCELLANEOUS -- 1.1%
   Grand Metropolitan Investment
        6.500%, 09/15/99 ............................          250        249
                                                                     --------
INDUSTRIAL -- 0.9%
   Masco
        6.125%, 09/15/03 .............................         200        189
                                                                     --------
MEDICAL -- 10.7%
   Abbott Laboratories
        5.600%, 10/01/03 ............................          700        653
   Eli Lilly
        6.250%, 03/15/03 .............................         750        728
   Tenet Healthcare
        8.000%, 01/15/05 .............................       1,000        983
                                                                     --------
                                                                        2,364
                                                                     --------
PUBLISHING -- 2.9%
   McGraw-Hill
        9.430%, 09/01/00 ...............................       600        644
                                                                     --------
RETAIL -- 2.3%
   Dayton Hudson
        7.500%, 03/01/99 ............................          500        508
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                       Unaudited

                                                              Face     Market
                                                             Amount     Value
CLOVER CAPITAL FIXED INCOME FUND                              (000)     (000)
--------------------------------------------------------------------------------
UTILITIES -- 14.0%
   Detroit Edison
        6.560%, 05/01/01 ............................      $   500   $    493
   Florida Power & Light
        5.500%, 07/01/99 ............................          800        782
   General Telephone of Ohio
        7.625%, 04/01/01 ............................          740        746
   Northern Illinois Gas
        5.875%, 05/01/00 ............................          400        388
   Northern States Power
        7.875%, 10/01/01 ............................          650        673
                                                                     --------
                                                                        3,082
                                                                     --------
TOTAL CORPORATE OBLIGATIONS  (Cost $11,177)                            11,091
                                                                     --------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 17.9%
   FHLMC, Pool # 252641
        8.000%, 07/01/07 ............................           61         62
   FHLMC, Pool # 277449
        8.500%, 09/01/09 ............................           33         34
   FHLMC, REMIC,
     Series 1546, Cl H
        7.000%, 12/15/22 ............................          390        368
   FNMA, REMIC,
     Series 1993-118 G
        6.500%, 11/25/06 ............................        1,000        989
   FNMA, REMIC,
     Series 1993-95, Cl PE
        6.500%, 10/25/07 ............................          750        740
   FNMA, REMIC,
     Series G93-21, Cl VE
        6.600%, 11/25/07 ............................          184        173
   FNMA, Pool # 369214
        5.000%, 04/01/09 ............................          446        406
   GNMA, Pool # 13125
        8.000%, 10/15/06 ............................           38         40
   GNMA, Pool # 196477
       10.000%, 04/15/10 ............................          101        109
   GNMA, Pool # 202886
        8.000%, 03/15/17 ............................          245        249
   GNMA, Pool # 187899
        8.000%, 05/15/17 ............................          255        259
   GNMA, Pool # 221235
        8.500%, 07/15/17 ............................           99        103
   GNMA, Pool # 331786
        8.000%, 08/15/22 ............................          417        423
                                                                     --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS  (Cost $4,005)              3,955
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 19                                                           Unaudited

                                                            Face      Market
                                                           Amount      Value
CLOVER CAPITAL FIXED INCOME FUND                            (000)      (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 20.7%
   U.S. Treasury Bonds
        9.375%, 02/15/06 ............................      $   400   $    470
        7.500%, 11/15/16 ............................        1,000      1,048
        8.000%, 11/15/21 ............................          750        831
        7.250%, 08/15/22 ............................          600        613
   U.S. Treasury Notes
        7.500%, 11/15/01 ............................          100        104
        7.250%, 05/15/04 ............................          150        155
        7.500%, 02/15/05 ............................          300        314
        6.500%, 05/15/05 ............................          550        542
        6.500%, 08/15/05 ............................          500        492
                                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS  (Cost $4,584) ......                   4,569
                                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
   FNMA, MTN
        6.250%, 01/14/04 ............................          250        238
   Private Export Funding
        6.620%, 10/01/05 ............................          250        243
                                                                     --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS  (Cost $479)                     481
                                                                     --------

CONVERTIBLE BOND -- 2.7%
   Meditrust, Convertible To 27.6396 Shares
        7.500%, 03/01/01 ............................          570        586
                                                                     --------
TOTAL CONVERTIBLE BOND  (Cost $574) .................                     586
                                                                     --------

REPURCHASE AGREEMENT -- 5.6%
   Lehman Brothers, 4.92%, dated 04/30/97,
     matures 05/01/97, repurchase price
     $1,229,717 (collateralized by
     U.S. Treasury Bond, par value
     $995,484, 10.75%, matures
     08/15/05: market value $1,262,501) .............        1,230      1,230
                                                                     --------
TOTAL REPURCHASE AGREEMENT  (Cost $1,230) ...........                   1,230
                                                                     --------
TOTAL INVESTMENTS-- 99.4%  (Cost $22,049) ...........                  21,912
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET-- 0.6% ............                     122
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                                      Market
                                                                       Value
CLOVER CAPITAL FIXED INCOME FUND                                       (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 2,289,373 outstanding shares of beneficial interest     $22,154
   Undistributed net investment income ..........................          11
   Accumulated net realized gain on investments .................           6
   Net unrealized depreciation on investments ...................        (137)
                                                                      -------
TOTAL NET ASSETS-- 100.0% .......................................      22,034
                                                                      =======

Net Asset Value, Offering and Redemption Price Per Share ........     $  9.62
                                                                      =======

CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA-- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited
                                                                       Market
                                                                        Value
CLOVER CAPITAL SMALL CAP VALUE FUND                         Shares      (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%
AGRICULTURE -- 0.2%
   Cagle's, Cl A ....................................        1,600   $     18
                                                                     --------
AIR TRANSPORTATION -- 1.8%
   Mesa Air Group* ..................................       20,000        106
   Tower Air ........................................       10,000         31
                                                                     --------
                                                                          137
                                                                     --------
APPAREL/TEXTILES -- 3.4%
   Crown Crafts .....................................        8,000         89
   Kellwood .........................................        4,700        112
   Westpoint Stevens* ...............................        1,400         55
                                                                     --------
                                                                          256
                                                                     --------
AUTOMOTIVE -- 3.2%
   Arvin Industries .................................        3,300         86
   Exide ............................................        6,600        106
   R & B* ...........................................        6,400         46
                                                                     --------
                                                                          238
                                                                     --------
BEAUTY PRODUCTS -- 2.5%
   Jean Philippe Fragrances* ........................       19,500        112
   Parlux Fragrances* ...............................       31,000         74
                                                                     --------
                                                                          186
                                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.2%
   Comcast, Special, Cl A ...........................       10,300        162
   Comcast UK Cable Partners Ltd* ...................        9,600        109
   Jones Intercable, Cl A* ..........................        5,700         49
                                                                     --------
                                                                          320
                                                                     --------
BUILDING & CONSTRUCTION -- 1.1%
   M/I Schottenstein Homes* .........................        7,800         81
                                                                     --------
CHEMICALS -- 2.5%
   Envirodyne Industries* ...........................       16,900        110
   Pioneer, Cl A* ...................................       12,198         76
                                                                     --------
                                                                          186
                                                                     --------
COMMUNICATIONS EQUIPMENT -- 5.7%
   Aseco* ...........................................        9,400         85
   California Microwave* ............................        5,500         71
   Performance Technologies* ........................       16,000        178
   TII Industries* ..................................       19,200         96
                                                                     --------
                                                                          430
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                                      Market
                                                                      Value
CLOVER CAPITAL SMALL CAP VALUE FUND                       Shares      (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 6.0%
   American List ....................................        4,400     $  102
   Bell & Howell* ...................................        5,000        118
   Key Tronic* ......................................        5,300         30
   Metatec, Cl A* ...................................       25,300        104
   Proxima* .........................................        3,100         16
   Sequent Computer Systems* ........................        5,200         83
                                                                     --------
                                                                          453
                                                                     --------
ENTERTAINMENT -- 1.1%
   Harvey's Casinos Resorts .........................        5,400         82
                                                                     --------
ENVIRONMENTAL SERVICES -- 1.0%
   OHM* .............................................        9,900         73
                                                                     --------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Canandaigua Wine, Cl A* ..........................        3,100         79
   Chock Full O'Nuts* ...............................       13,100         75
                                                                     --------
                                                                          154
                                                                     --------
INSURANCE -- 1.4%
   Fremont General ..................................        1,900         53
   Rightchoice Managed Care* ........................        3,400         37
   Stewart Information Services .....................        1,000         19
                                                                     --------
                                                                          109
                                                                     --------
LEASING & RENTING -- 2.0%
   Alrenco* .........................................        6,700         69
   Cruise America* ..................................       17,000         81
                                                                     --------
                                                                          150
                                                                     --------
LEISURE PRODUCTS -- 1.0%
   Riddell Sports* ..................................       21,500         78
                                                                     --------
MACHINERY -- 3.6%
   Goulds Pumps .....................................        3,400        124
   Hardinge .........................................        3,000         76
   Interlake* .......................................       10,500         38
   NACCO Industries, Cl A ...........................          800         37
                                                                     --------
                                                                          275
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                                      Market
                                                                      Value
CLOVER CAPITAL SMALL CAP VALUE FUND                       Shares      (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 3.6%
   Hanger Orthopedic Group* .........................        6,900  $      47
   Mariner Health Group* ............................       10,200         89
   Medpartners* .....................................        4,200         77
   Patient Infosystems* .............................       10,000         60
                                                                     --------
                                                                          273
                                                                     --------
MISCELLANEOUS BUSINESS SERVICES -- 6.5%
   Advo* ............................................       14,700        178
   Isomedix* ........................................        2,100         29
   Marcam* ..........................................       22,000        258
   Pitt Des Moines ..................................        1,050         28
                                                                     --------
                                                                          493
                                                                     --------
PAPER & PAPER PRODUCTS -- 4.4%
   Boise Cascade ....................................          900         30
   Continental Can* .................................        4,700         83
   Mail-Well* .......................................        1,200         33
   Paragon Trade Brands* ............................        6,600        106
   Tranzonic ........................................        5,200         83
                                                                     --------
                                                                          335
                                                                     --------
PETROLEUM & FUEL PRODUCTS -- 2.2%
   Bellwether Exploration* ..........................        8,900         78
   HS Resources* ....................................        7,500         85
                                                                     --------
                                                                          163
                                                                     --------
PRINTING & PUBLISHING -- 1.3%
   Cadmus Communications ............................        7,900        101
                                                                     --------
PROFESSIONAL SERVICES -- 5.2%
   Baker (Michael)* .................................       14,500        101
   Children's Discovery Centers* ....................       25,400        121
   Failure Group* ...................................       13,700         84
   Moneygram Payment Systems* .......................        8,500         83
                                                                     --------
                                                                          389
                                                                     --------
REAL ESTATE INVESTMENT TRUST -- 1.2%
   Storage Trust Realty .............................        3,800         91
                                                                     --------
RETAIL -- 15.9%
   APS Holding, Cl A* ...............................       12,500        119
   BMC West* ........................................        6,500         70
   Cash America International .......................       20,500        182
   Cato, Cl A .......................................       12,000         55
   Department 56* ...................................        5,400        101
   Designs* .........................................       28,800        140
   Elxsi* ...........................................       10,000         63

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

                                                            Shares/    Market
                                                          Face Amount   Value
CLOVER CAPITAL SMALL CAP VALUE FUND                          (000)      (000)
--------------------------------------------------------------------------------
   Ezcorp* ..........................................        9,000   $     75
   Hi-Lo Automotive* ................................       26,000         78
   Movie Gallery* ...................................        5,000         26
   Payless Cashways* ................................       19,700         34
   Roadhouse Grill* .................................       19,000        114
   Service Merchandise* .............................       15,000         39
   Tandycrafts* .....................................       22,200        108
                                                                      -------
                                                                        1,204
                                                                      -------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.7%
   Exar* ............................................        6,000        102
   IEC Electronics* .................................       19,200        170
   Tegal* ...........................................       12,700         79
                                                                     --------
                                                                          351
                                                                     --------
TELEPHONES & TELECOMMUNICATION -- 3.1%
   Frontier .........................................       10,000        159
   Midcom Communications* ...........................       10,500         76
                                                                     --------
                                                                          235
                                                                     --------
TRUCKING -- 1.9%
   Builders Transport* ..............................       10,300         31
   Celadon Group* ...................................        4,500         49
   Old Dominion Freight Line* .......................        4,700         60
   Trism* ...........................................        1,100          3
                                                                     --------
                                                                          143
                                                                     --------
WHOLESALE -- 5.1%
   JPE* .............................................        7,800         52
   Moore Medical* ...................................        5,000         51
   Pioneer Standard Electronics .....................        6,500         80
   Syncor International* ............................        2,100         17
   Wyle Laboratories ................................        5,400        183
                                                                     --------
                                                                          383
                                                                     --------
TOTAL COMMON STOCK  (Cost $7,505) ...................                   7,387
                                                                     --------

REPURCHASE AGREEMENT -- 2.6%
   Lehman Brothers, 4.92%, dated 04/30/97,
     matures 05/01/97, repurchase price
     $195,822 (collateralized by
     U.S. Treasury Bond, par value
     $158,521, 10.75%, matures
     08/15/05: market value $201,042) ...............       $  196        196
                                                                     --------
TOTAL REPURCHASE AGREEMENT  (Cost $196) .............                     196
                                                                     --------

STATEMENTS OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                      Unaudited

                                                                      Market
                                                                      Value
CLOVER CAPITAL SMALL CAP VALUE FUND                                   (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-- 100.4%  (Cost $7,701) .....................        $7,583
                                                                       ------
OTHER ASSETS AND LIABILITIES, NET-- -0.4% .....................           (28)
                                                                       ------

NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 664,592 outstanding shares of beneficial interest         7,339
   Distributions in excess of net investment income ............          (15)
   Accumulated net realized gain on investments ................          349
   Net unrealized depreciation on investments ..................         (118)
                                                                       ------
TOTAL NET ASSETS-- 100.0% ......................................       $7,555
                                                                       ======
   Net Asset Value, Offering and Redemption Price Per Share ....       $11.37
                                                                       ======

* NON-INCOME PRODUCING SECURITY
CL -- CLASS

The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS                                               THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30, 1997                                               Unaudited


                                                  CLOVER CAPITAL    CLOVER CAPITAL     CLOVER CAPITAL
                                                   EQUITY VALUE      FIXED INCOME      SMALL CAP VALUE
                                                       FUND              FUND               FUND
                                                  --------------    --------------     ---------------
                                                       (000)            (000)               (000)
------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income .................................   $  805           $ --                $ 18
   Interest income .................................      396            710                  11
------------------------------------------------------------------------------------------------------
     Total Investment Income                            1,201            710                  29
------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees ........................      346             47                  27
   Investment advisory fee waiver ..................      (28)           (23)                (27)
   Contributions by adviser ........................       --             --                  (8)
   Administrator fees ..............................       94             25                  25
   Custodian fees ..................................        4              3                   2
   Transfer agent fees .............................       40              9                   6
   Professional fees ...............................       20              6                   4
   Trustee fees ....................................        8              3                   2
   Registration fees ...............................       15              6                   9
   Printing fees ...................................       13              3                   2
   Insurance and other fees ........................        2              1                  --
   Amortization of deferred organizational costs ...       --             --                   2
------------------------------------------------------------------------------------------------------
     Total expenses ................................      514             80                  44
------------------------------------------------------------------------------------------------------
     Net investment income (loss) ..................      687            630                 (15)
------------------------------------------------------------------------------------------------------
   Net realized gain from securities sold ..........    8,709             14                 346
   Net unrealized depreciation
     of investment securities ......................   (8,195)          (303)               (195)
------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
       on investments ..............................      514           (289)                151
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations ...............................   $1,201           $341                $136
------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the six-month  period ended April 30, 1997
(Unaudited) and the period ended October 31, 1996.


                                     CLOVER CAPITAL                CLOVER CAPITAL                 CLOVER CAPITAL
                                      EQUITY VALUE                  FIXED INCOME                  SMALL CAP VALUE
                                          FUND                           FUND                          FUND
                               --------------------------    --------------------------    --------------------------
                                 11/01/96      11/01/95        11/01/96       11/01/95      11/01/96      02/29/96 (2)
                               TO 04/30/97    TO 10/31/96    TO 04/30/97    TO 10/31/96    TO 04/30/97    TO 10/31/96
                                   (000)          (000)         (000)          (000)          (000)           (000)
---------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income
     (loss) ..................   $  687          $   911      $   630         $ 1,029        $ (15)         $    --
   Net realized gain from
     securities sold .........    8,709            3,967           14             208          346               67
   Net unrealized appreciation
     (depreciation) of investment
     securities ..............   (8,195)           5,039         (303)           (166)        (195)              77
---------------------------------------------------------------------------------------------------------------------
   Net increase in net
     assets resulting
     from  operations ........    1,201            9,917          341           1,071          136              144
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
   Net investment income .....     (385)            (992)        (630)         (1,030)         --                (4)
   Capital gains .............   (3,930)          (4,207)        (204)            (76)        (60)               --
---------------------------------------------------------------------------------------------------------------------
     Total distributions .....   (4,315)          (5,199)        (834)         (1,106)        (60)               (4)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Shares issued .............   20,732           35,078        4,372           8,594       3,385             4,664
   Shares issued in lieu of
     cash distributions ......    4,211            5,130          794           1,094          59                 3
   Shares redeemed ...........   (8,867)         (11,523)      (2,370)         (4,607)       (460)             (312)
---------------------------------------------------------------------------------------------------------------------
   Increase in net assets
     derived from capital
     share transactions ......   16,076           28,685        2,796           5,081       2,984             4,355
---------------------------------------------------------------------------------------------------------------------
     Total increase in
       net assets ............   12,962           33,403        2,303           5,046       3,060             4,495
---------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period .......   85,050           51,647       19,731          14,685       4,495                --
---------------------------------------------------------------------------------------------------------------------
   End of period .............  $98,012          $85,050      $22,034         $19,731      $7,555            $4,495
=====================================================================================================================
(1) Shares issued and redeemed:
     Issued ..................    1,250            2,281          449             877         285               442
     Issued in lieu of cash
       distributions .........      257              349           82             112           5                 1
     Redeemed ................     (535)            (758)        (244)           (471)        (39)              (29)
---------------------------------------------------------------------------------------------------------------------
   Net increase in share
     transactions ............      972            1,872          287             518         251               414
=====================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(2) THE CLOVER CAPITAL SMALL CAP VALUE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 1996.



The accompanying notes are an integral part of the financial statements.

This page is left intentionally blank.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30, 1997 (Unaudited) and the periods ended October 31.

For a Share Outstanding Throughout the Period


                  NET                              REALIZED AND                                    NET
                 ASSET                              UNREALIZED                  DISTRIBUTIONS     ASSET
                 VALUE             NET                GAINS            FROM NET     FROM          VALUE
               BEGINNING        INVESTMENT          OR (LOSSES)       INVESTMENT   CAPITAL         END           TOTAL
               OF PERIOD       INCOME (LOSS)       ON SECURITIES       INCOME       GAINS       OF PERIOD       RETURN
-----------------------------------------------------------------------------------------------------------------------
CLOVER CAPITAL EQUITY VALUE FUND
--------------------------------

  1997          $16.20              0.11                0.25            (0.07)     (0.74)         $15.75         2.06%+
  1996          $15.29              0.19                2.15            (0.22)     (1.21)         $16.20        16.47%
  1995          $13.74              0.24                2.46            (0.22)     (0.93)         $15.29        21.25%
  1994          $11.94              0.08                2.01            (0.08)     (0.21)         $13.74        17.80%
  1993          $10.45              0.10                1.54            (0.10)     (0.05)         $11.94        15.83%
  1992 (1)      $10.00              0.10                0.44            (0.09)        --          $10.45         5.94%*

CLOVER CAPITAL FIXED INCOME FUND
--------------------------------

  1997          $ 9.85              0.29               (0.13)           (0.29)     (0.10)         $ 9.62         1.61%+
  1996          $ 9.89              0.59                0.01            (0.59)     (0.05)         $ 9.85         6.26%
  1995          $ 9.14              0.58                0.77            (0.58)     (0.02)         $ 9.89        15.27%
  1994          $10.85              0.57               (0.92)           (0.57)     (0.79)         $ 9.14        (3.54)%
  1993          $10.23              0.61                0.72            (0.61)     (0.10)         $10.85        13.40%
  1992 (1)      $10.00              0.56                0.23            (0.56)        --          $10.23         9.05%*

CLOVER CAPITAL SMALL CAP VALUE FUND
-----------------------------------

  1997          $10.87             (0.02)               0.65               --      (0.13)         $11.37         5.74%+
  1996 (2)      $10.00              0.02                0.88            (0.03)        --          $10.87         8.97%+



                                                                       RATIO OF
                                                        RATIO        NET INCOME
                                                     OF EXPENSES      OR (LOSS)
                NET                       RATIO       TO AVERAGE      TO AVERAGE
              ASSETS        RATIO     OF NET INCOME   NET ASSETS      NET ASSETS
                END      OF EXPENSES    OR (LOSS)     (EXCLUDING      (EXCLUDING    PORTFOLIO    AVERAGE
            OF PERIOD   TO AVERAGE    TO AVERAGE     WAIVERS AND     WAIVERS AND    TURNOVER   COMMISSION
                (000)     NET ASSETS   NET ASSETS   CONTRIBUTIONS)  CONTRIBUTIONS)    RATE       RATE(3)
----------------------------------------------------------------------------------------------------------
CLOVER CAPITAL EQUITY VALUE FUND
--------------------------------

  1997         $98,012      1.10%*        1.47%*       1.16%*           1.41%*        31.14%    $0.0579
  1996         $85,050      1.10%         1.32%        1.21%            1.21%         51.36%    $0.0577
  1995         $51,647      1.10%         1.82%        1.20%            1.72%         84.76%      n/a
  1994         $25,249      1.14%         0.71%        1.30%            0.55%         58.44%      n/a
  1993         $15,070      1.18%         0.89%        1.51%            0.56%         82.51%      n/a
  1992 (1)     $ 9,005      1.20%*        1.15%*       2.09%*           0.26%*        31.00%      n/a

CLOVER CAPITAL FIXED INCOME FUND
--------------------------------

  1997         $22,034      0.77%*        6.02%*       0.99%*           5.80%*         7.70%      n/a
  1996         $19,731      0.80%         6.00%        1.11%            5.69%         24.52%      n/a
  1995         $14,685      0.80%         6.13%        1.40%            5.53%         35.84%      n/a
  1994         $ 9,762      0.80%         5.88%        1.46%            5.22%         11.11%      n/a
  1993         $ 7,966      0.78%         5.62%        1.29%            5.11%         68.61%      n/a
  1992 (1)     $ 8,982      0.80%*        6.28%*       1.76%*           5.32%*       113.00%      n/a

CLOVER CAPITAL SMALL CAP VALUE FUND
-----------------------------------

  1997         $ 7,555      1.40%*       (0.48)%*      2.50%*          (1.58)%*       26.96%    $0.0509
  1996 (2)     $ 4,495      1.40%*       (0.03)%*      5.29%*          (3.92)%*       14.17%    $0.0470

 * ANNUALIZED
 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) THE CLOVER CAPITAL FIXED INCOME FUND AND THE CLOVER CAPITAL EQUITY VALUE
    FUND COMMENCED OPERATIONS ON DECEMBER 6, 1991.
(2) THE CLOVER CAPITAL SMALL CAP VALUE FUND COMMENCED OPERATIONS ON FEBRUARY 28, 1996.
(3) AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES MADE DURING THE PERIOD.
    PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.



The accompaning notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements included herein are those of the Clover Capital Equity Value Fund, the Clover Capital Fixed Income Fund, and the Clover Capital Small Cap Value Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On March 17, 1997 the Board of Trustees of the Advisors' Inner Circle Fund approved a tax-free reorganization for the Funds under which all of the assets and liabilities of the Funds will be transferred to the TIPS Trust, a Massachusetts' business trust. A shareholder meeting was held on June 10, 1997 and adjourned until June 17, 1997. At that time, this reorganization was approved by the Funds' shareholders. This transfer will take place on June 25, 1997. In conjunction with the reorganization, the Funds have changed their fiscal year end from October 31, 1997 to September 30, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counter-

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND
April 30, 1997                                                         Unaudited

     party defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Equity Value Fund and the Small Cap Value Fund and declared daily and paid monthly for the Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

The Clover Capital Small Cap Value Fund incurred organization costs of approximately $18,000. These costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. These costs include legal fees of approximately $13,000 for organizational work performed by a law firm of which a trustee of the trust is a partner and two officers of the Fund are partners. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)        THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee of .20% of the average daily net assets of each of the Funds. There is a minimum annual fee of $50,000 per Fund payable to the Administrator for services rendered to the Funds under the Administration Agreement.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .74% of the average daily net assets of the Equity Value Fund, .45% of the average daily net assets of the Fixed Income Fund and .85% of the average daily net assets of the Small Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Equity Value Fund. Operating expenses for the Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than
 .75% for net assets of $20 million or more. Operating expenses for the Small Cap Value Fund are limited to 1.40% of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntarily and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1997, are as follows:

                EQUITY VALUE      FIXED INCOME       SMALL CAP
                    FUND              FUND          VALUE FUND
                    (000)             (000)            (000)
                ------------      ------------      ----------
Purchases
   Government      $    --           $1,262           $   --
   Other            36,978            2,429            4,570
Sales
   Government      $ 1,997           $  900           $   --
   Other            24,337              650            1,585

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)        THE ADVISORS' INNER CIRCLE FUND

April 30, 1997                                                         Unaudited

At April 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1997 is as follows:

                           EQUITY VALUE   FIXED INCOME       SMALL CAP
                               FUND           FUND          VALUE FUND
                               (000)          (000)            (000)
                           ------------   ------------      ----------
Aggregate gross
  unrealized appreciation     $ 8,090         $ 133           $ 600
Aggregate gross
  unrealized depreciation      (7,024)         (270)           (718)
                           ------------   ------------      ----------
Net unrealized
  appreciation
  (depreciation)              $ 1,066         $(137)          $(118)
                           ============   ============      ==========

7. CONCENTRATION OF CREDIT RISK:
The Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at April 30, 1997 is as follows:

                               S&P                         MOODY'S
                     -----------------------        -----------------------
           Bonds:      AAA           50.8%            Aaa           49.0%
                        AA           18.5%             Aa           15.0%
                         A           12.4%              A           22.6%
                       BBB            5.9%            Baa            5.0%
                        BB            4.5%             Ba            4.5%
                         B            3.9%              B            3.9%
                        NR            4.0%             NR             --
                                  --------                       --------
                                    100.0%                         100.0%